Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
VAT	€ 2,091	€ 3,051
Receivables from National Institute for Social Security	4,446	3,823
Receivables for share capital reduction		3,337
Other	5,681	6,068
Total	€ 12,218	€ 16,279